Schedule H, Part IV, Line 4(a) - Schedule of Delinquent Participant Contributions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	94-3196943
Plan number	001
Contributions Not Corrected	$ 886	$ 0
Contributions Corrected Outside VFCP	0	0
Contributions Pending Correction in VFCP	0	0
Totally Fully Corrected Under VFCP and PTE 2002-51	$ 0	$ 64